UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR
ASSET-BACKED SECURITIES

Commission File Number of issuing entity: 333-207859-09

Central Index Key Number of the issuing entity: 0001726162

GM FINANCIAL AUTOMOBILE LEASING TRUST 2018-1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-207859

Central Index Key Number of the depositor: 0001631055

GMF LEASING LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0001002761

 AMERICREDIT FINANCIAL SERVICES, INC.
(Exact name of sponsor as specified in its charter)

Randal L. Willis 817-302-7000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION INCLUDED WITH THIS FORM

Item 1 - Asset Data File in accordance with Exhibit 601(b) (102) (17 CFR 229.601(b) (102)).

Item 2 - Asset Related Document in accordance with Exhibit 601(b) (103) (17 CFR 229.601(b) (103)).

EXHIBIT INDEX

Exhibit 102  Asset Data File (Schedule AL)

Exhibit 103 Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized

GM Financial Automobile Leasing Trust 2018-1
(Issuer)

Dated: September 25, 2020

  By:   AmeriCredit Financial Services, Inc. d/b/a GM Financial, as Servicer

  By:  /s/ Randal L. Willis
  Name:  Randal L. Willis
  Title:   Senior Vice President, Securitization &
Conduit Reporting